Fixed Assets	12 Months Ended
Dec. 31, 2021
Fixed Assets
Fixed Assets

4. Fixed Assets

4.1 Development of intangible assets and property, plant and equipment and intangible assets

The development of intangible assets and property, plant and equipment for the years ended December 31, 2021 and 2020 were as follows:

Intangible assets

			Advance
(in thousands of EUR)	Software	Licenses	payments	Total
Acquisition costs
As of January 1, 2020	8,063	1,386	282	9,731
Additions	1,919	8,501	598	11,018
Disposals	—	—	—	—
Reclassifications	192	—	(192)	—
Currency translation	(2)	—	—	(2)
As of December 31, 2020	10,172	9,887	688	20,747
Cumulative amortization and impairment charges
As of January 1, 2020	3,587	446	—	4,033
Amortization	913	1,656	—	2,569
Currency translation	(1)	—	—	(1)
As of December 31, 2020	4,499	2,102	—	6,601
Acquisition costs
As of January 1, 2021	10,172	9,887	688	20,747
Additions	2,454	234	991	3,679
Disposals	—	—	(576)	(576)
Reclassifications	—	138	(138)	—
Currency translation	—	—	—	—
As of December 31, 2021	12,626	10,259	965	23,850
Cumulative amortization and impairment charges
As of January 1, 2021	4,499	2,102	—	6,601
Amortization	1,466	2,545	—	4,011
Currency translation	—	—	—	—
As of December 31, 2021	5,965	4,647	—	10,612
Carrying amount
As of January 1, 2020	4,476	940	282	5,698
As of December 31, 2020	5,673	7,785	688	14,146
As of December 31, 2021	6,661	5,612	965	13,238

Property, plant and equipment

			Other
			equipment,
		Technical	furniture	Assets
		equipment	and	under
(in thousands of EUR)	Buildings	and machines	fixtures	construction	Total
Acquisition costs
As of January 1, 2020	6,844	17,052	5,901	39,229	69,026
Additions	5,690	4,622	3,772	14,522	28,606
Disp osals	(77)	(839)	(398)	(5,579)	(6,893)
Reclassifications	7,493	1,549	9	(9,051)	—
Currency translation	—	—	(41)	—	(41)
As of December 31, 2020	19,950	22,384	9,243	39,121	90,698
Cumulative depreciation and impairment charges
As of January 1, 2020	2,450	7,257	4,124	7,120	20,951
Depreciation	1,042	1,813	1,277	—	4,132
Disposals	(77)	(739)	(133)	—	(949)
Attributions	—	(23)	(1)	—	(24)
Currency translation	—	—	(17)	—	(17)
As of December 31, 2020	3,415	8,308	5,250	7,120	24,093
Acquisition costs
As of January 1, 2021	19,950	22,384	9,243	39,121	90,698
Additions	3,353	28,047	2,228	98,071	131,699
Disposals	(4)	(10)	(15)	(7,123)	(7,152)
Reclassifications	3,973	1,553	—	(5,526)	—
Currency translation	—	—	38	—	38
As of December 31, 2021	27,272	51,974	11,494	124,543	215,283
Cumulative depreciation and impairment charges
As of January 1, 2021	3,415	8,308	5,250	7,120	24,093
Depreciation	1,934	3,420	1,883	—	7,237
Impairment	—	—	—	22,810	22,810
Disposals	(1)	(2)	(15)	(7,120)	(7,138)
Attributions	—	—	—	—	—
Currency translation	—	—	17	—	17
As of December 31, 2021	5,348	11,726	7,135	22,810	47,019
Carrying amount
As of January 1, 2020	4,394	9,795	1,777	32,109	48,075
As of December 31, 2020	16,535	14,076	3,993	32,001	66,605
As of December 31, 2021	21,924	40,248	4,359	101,733	168,264

In fiscal 2021, impairments of EUR 22,810k were included in the accumulated depreciation and impairment charges. These pertained largely to machinery and technical equipment recorded under assets under construction and resulted from the partial impairment of production lines which are obsolete due to the withdrawal of the EMA regulatory approval application for CVnCoV.

In fiscal 2020, EUR 5,579k was recognized as loss on derecognition. The planned capacity of the new production plant GMP IV was reassessed and management determined that certain capitalized costs, consisting mainly planning costs related to the previous design, and classified in assets under construction, were determined not to have any further economic benefit and therefore were derecognized from property, plant and equipment and were recognized as expense in cost of sales.

4.2 Right of use assets

Set out below, are the carrying amounts of the Group’s right-of-use assets and the movements during the period:

	Right-of-use assets
	Land and		Other
	Buildings	Vehicles	equipment	Total
	EURk	EURk	EURk	EURk
As of January 1, 2021	33,296	113	575	33,984
Additions	2,666	97	—	2,763
Disposals	(943)	—	—	(943)
Depreciation expense	(3,698)	(68)	(135)	(3,901)
Foreign currency translation	226	—	—	226
As of December 31, 2021	31,547	142	440	32,129

Below are the carrying amounts of lease liabilities and the movements during the period:

EUR k

As of January 1, 2021	30,087
Additions	2,763
Disposals	(943)
Accretion of interest	1,729
Payments	(4,913)
Foreign currency translation	169
As of December 31, 2021	28,892
Current	3,469
Non-current	25,423

A maturity analysis of lease liabilities is disclosed in Note 15.

The following are the amounts recognized in the statement of operations:

EUR k
Depreciation expense of right-of-use assets	(3,901)
Interest expense on lease liabilities	(1,729)
Expense relating to short-term leases (included in cost of sales)	(119)
Expense relating to leases of low-value assets (included in administrative expenses)	(39)
Total amount recognized in profit or loss	(5,788)

Set out below, are the carrying amounts of the Group’s right-of-use assets and the movements of prior period:

	Right-of-use assets
	Land and		Other
	Buildings	Vehicles	equipment	Total
	EURk	EURk	EURk	EURk
As of January 1, 2020	13,375	126	110	13,611
Additions	23,738	58	638	24,434
Disposals	—	—	(51)	(51)
Depreciation expense	(3,525)	(70)	(124)	(3,719)
Foreign currency translation	(292)	(1)	2	(291)
As of December 31, 2020	33,296	113	575	33,984

Below are the carrying amounts of lease liabilities and the movements during the period 2020:

EUR k

As of January 1, 2020	14,130
Additions	19,310
Disposals	(42)
Accretion of interest	1,665
Payments	(4,661)
Foreign currency translation	(315)
As of December 31, 2020	30,087
Current	3,234
Non-current	26,853

A maturity analysis of lease liabilities is disclosed in Note 15.

The following are the amounts recognized in the statement of operations in 2020:

EUR k
Depreciation expense of right-of-use assets	(3,719)
Interest expense on lease liabilities	(1,665)
Expense relating to short-term leases (included in cost of sales)	(48)
Expense relating to leases of low-value assets (included in administrative expenses)	(30)
Total amount recognized in profit or loss	(5,462)

Commitments for leases not yet commenced as of December 31, 2021, relate to a lease of technical equipment for GMP IV in Tuebingen, Germany over a 10-year term with fixed lease payments in the gross amount of EUR 3,904k with technical approval in the first year 2022 (and a respective earliest end date in 2032). In addition, optional lease payments for the renewal of this lease term for five-year extension option exist which could lead to further payments in a gross amount of EUR 291k. In addition to this agreement, in 2021 three new lease agreements of buildings in Tuebingen, Germany have been signed. One building has a fixed lease term of 24 month with starting date January 1, 2022 and two five-year extension options. The fixed gross lease-payments are EUR 78k and the optional payments EUR 517k. The second building is leased over a fixed term of 10 years having two 5 years extension options. The starting date of this lease will be between October 1st, 2022 and March 1st, 2023 and the fixed gross lease-payments are EUR 1,292k and the optional payments EUR 1,292k. The third lease agreement is starting on January 1, 2024 over fixed lease term of 15 years, having two five years extension options. The fixed gross lease-payments are EUR 28,975k and the optional payments EUR 26,556k.

4.3 Non-current other assets

Non-current other assets of EUR 1,731k (2020: EUR 6,322k) consist of costs to obtain a contract of EUR 515k (2020: EUR 1,034k) and deposit payments for leases of EUR 1,215k (2021: EUR 1,080k). In 2020 non-current other assets also included deposits paid for dedicated equipment for CureVac production at the CMOs of EUR 4,203k.

The amortization of capitalized costs to obtain a contract in 2021 was EUR 694k (2020: EUR 215k).